Balance Sheets - USD ($)	Sep. 30, 2020	Dec. 31, 2019		Dec. 31, 2018
Current assets:
Cash and cash equivalent	$ 164,923	$ 548,761		$ 1,531,595
Prepaid expenses	39,340	273,831		248,329
Total current assets	204,263	822,592		1,779,924
Investment held in Trust Account	569,041,175	565,152,589		555,695,763
Total assets	569,245,438	565,975,181		557,475,687
Current liabilities:
Accounts payable and accrued expenses	2,722,389	116,001		22,249
Accrued income and franchise taxes	262,301	200,000		398,369
Advances from related party	1,385,118	0		204,949
Total current liabilities	4,369,808	316,001		625,567
Deferred underwriting commissions	19,320,000	19,320,000		19,320,000
Total liabilities	23,689,808	19,636,001		19,945,567
Commitments and contingencies
Class A common stock subject to possible redemption; 54,055,562 and 54,133,917 shares at September 30, 2020 and December 31, 2019, respectively (at approximately $10.00 per share)	540,555,620	541,339,170		532,530,110
Stockholders' equity:
Preferred stock, $0.0001 par value per share; 1,000,000 shares authorized; none issued and outstandingPreferred stock, $0.0001 par value per share; 1,000,000 shares authorized; none issued and outstanding	0	0		0
Additional paid-in capital	4,145,926	0		2,349,053
Retained earnings	852,590	4,998,523		2,649,382
Total stockholders' equity	5,000,010	5,000,010		5,000,010
Total liabilities and stockholders' equity	569,245,438	565,975,181		557,475,687
Class A Common Stock
Stockholders' equity:
Common stock value	114	107		195
Total stockholders' equity	114	107		195
Class B Common Stock
Stockholders' equity:
Common stock value	1,380	1,380		1,380
Total stockholders' equity	$ 1,380	$ 1,380	[1]	$ 1,380	[1]

[1]	Share and associated amounts have been retroactively restated to reflect: (i) the forfeiture of 2,875,000 shares of Class B common stock in July 2018; and (ii) the stock dividend of 2,300,000 shares of Class B common stock in August 2018 (see Note 4).